Earnings Per Share (Tables)	9 Months Ended
Sep. 30, 2021
Earnings Per Share [Abstract]
Calculation of Basic and Diluted Earnings per Share
The following table sets for the calculation of the basic and diluted earnings per share for the periods following the business combination transaction for the Company’s Class A common stock (in thousands, except shares and per share amounts):

	For the three months ended September 30, 2021	For the nine months ended September 30, 2021
Net income	$329,857	$1,328,574
Net income attributable to non-controlling interests	304,611	1,247,079
Net income attributable to UWMC	25,246	81,495
Numerator:
Net income attributable to Class A common shareholders	$25,246	$81,495
Net income attributable to Class A common shareholders - diluted	$254,701	$887,166
Denominator:
Weighted average shares of Class A common stock outstanding - basic	101,106,023	102,247,594
Weighted average shares of Class A common stock outstanding - diluted	1,603,710,511	1,604,567,758
Earnings per share of Class A common stock outstanding - basic	$0.25	$0.80
Earnings per share of Class A common stock outstanding - diluted	$0.16	$0.55